REPORTING ENTITY	12 Months Ended
Dec. 31, 2017
Disclosure of reporting entity [Abstract]
Disclosure of reporting entity [text block]
NOTE 1. REPORTING ENTITY

Bancolombia S.A., hereinafter the Parent Company, is a credit establishment, listed in the Colombia Stock Exchange (BVC) and, as well as in New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, was originally constituted under the name Colombian Industrial Bank (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the Banking business through banking establishments that carry its name and according to all applicable legislation. The Parent Company may own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The Parent Company and its subsidiaries (on consolidated basis referred to as the “Bank”) include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, Off Shore and Others. The activities carried out by each operating segment of the Bank are described in Note 3, Operating segments.

The duration of the Parent Company contemplated in the bylaws is until December 8, 2044, but it can be dissolved or renewed before the conclusion of that period. The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993.

Through public deed number 1,124 of September 30, 2016, from the fourthteenth Notary’s Office of Medellin, duly registered in the Camara de Comercio de Medellín, a merger was completed between the Parent Company (absorbing entity) and Leasing Bancolombia S.A. (absorbed entity). As a result of the merger, the Parent Company became the holder of all the rights and obligations of Leasing Bancolombia S.A. and continues to offer its clients the portfolio of leasing products and services under the brand "Leasing Bancolombia, una marca Bancolombia".

The Bank has 31,061 employees, and operates through 1,153 offices, 10,349 banking Correspondents and 590 Mobile service spots in Colombian territory.

The Bank also has an agency in Panama City, Panama, and representative offices in Peru and Guatemala.